Deborah Sullivan
Assistant Vice President &
Assistant Counsel

February 28, 2002

VIA EDGAR

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

         Re:      Oppenheimer Concentrated Growth Fund
                  Reg No. 333-43610; File No. 811-10047

To the Securities and Exchange Commission:

         An  electronic  ("EDGAR")  filing  is  hereby  being  made  under  Rule  497(e) of the  Securities  Act of 1933,  on behalf of
Oppenheimer  Concentrated Growth Fund (the "Registrant").  This filing includes the Prospectus and Statement of Additional  Information
dated February 28, 2002 and a supplement dated February 28, 2002 to the Registrant's Prospectus dated February 28, 2002.

         If there are any questions, please contact the undersigned.

                                                              Very truly yours,

                                                              Deborah A. Sullivan
                                                              Assistant Vice President &
                                                              Assistant Counsel
                                                              (212) 323-0602

DAR:dr
Enclosures

cc:    Ronald M. Feiman - Mayer, Brown, Rowe & Maw
       Dan Fagan - KPMG LLP
       Gloria LaFond